Schedule of Municipal Bonds Held For Investment by Geographic Distribution (Detail)	Dec. 31, 2016	Dec. 31, 2015
California
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	27.50%	25.90%
Texas
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	12.30%	12.00%
Illinois
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	5.50%	5.30%
Oregon
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	6.70%	6.20%